Note 15 - Deferred Tax (Liabilities) Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Class action settlement and allowance for customer restitution	$ 3,378	$ 6,034
Stock options	2,939	2,691
Tax credits	$ 812	$ 834
Intangible assets
Intangible assets	$ (951)	$ (651)
Fixed assets
Fixed assets	$ 6,475	$ 5,400
Other	$ 1,611	1,122
Other		9
Gross deferred tax assets and liabilities	$ 8,740	10,681
Gross deferred tax assets and liabilities	(7,426)	(6,060)
Valuation allowance	(1,409)	(1,119)
Net deferred tax assets and liabilities	$ 7,331	$ 9,562